CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 140.6	$ (79.3)
Other comprehensive income
Gain (loss) on revaluation of non-current derivative financial liabilities	23.8	(103.2)
Total comprehensive income (loss)	$ 164.4	$ (182.5)